SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 14:- SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	Summary information about geographical areas:

The Company adopted ASC 280 (Segment Reporting). The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company has only one operating segment. The Company’s total revenues are attributable to geographic areas based on the location of the Company’s end customers.

The following table presents total revenues for the years ended December 31, 2013, 2012 and 2011 and long-lived assets as of December 31, 2013, 2012 and 2011 according to geographic region:

	2013		2012		2011
	Total revenues	Long- lived assets	Total revenues	Long- lived assets	Total revenues	Long- lived assets
North America	$9,656	$32	$9,023	$37	$8,694	$34
Europe	972	16	969	33	714	59
Asia Pacific	619	—	291	—	263	—
South America	367	—	430	—	—	—
	$11,614	$48	$10,713	$70	$9,671	$93

b.	Revenues attributable to major customers:

There was one customer accounted for approximately 12% of the Company’s total revenues in 2013 and one other customer accounted for approximately 11% of the Company’s total revenues in 2012. There were no customers who accounted for 10% or more of the Company’s revenues in 2011.